Accounts Payable and Accrued Expenses	9 Months Ended
Sep. 30, 2011
Accounts Payable and Accrued Expenses
Accounts Payable and Accrued Expenses

Note 9 - Accounts Payable and Accrued Expenses

Accounts payable and accrued expenses consist of the following:

	September 30, 2011	December 31, 2010

Accounts payable	$4,430,538	$1,908,089
Accrued expenses	194,675	155,000

Total	$4,625,212	$2,063,089

The carrying value of accounts payable and accrued expenses approximates their fair value due to the short-term nature of these obligations.